14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI(L)) (Details) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Accumulated OCI(L), beginning of period:
Currency translation adjustment	$ (2,850,122)	$ 465,615
Other comprehensive loss for the period
Currency translation adjustments	(2,835,342)	(1,696,288)
Currency translation adjustment	$ (5,685,464)	$ (1,230,673)